SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 36 – SUBSEQUENT EVENTS

Issued of Bonds

Banco de Bogotá’s Board of Directors authorized the issuance of ordinary bonds in the local market with respect to the Bond Issuance and Placement Program, approved in March 2020. The first tranche for Ps. 600,000 was issued through a dutch auction held on February 10, 2021 as follows.

s
Serie		Amount demanded		Amount Allocated	Rate / spread
Serie E3 - 3 years fixed rate E.A.	Ps.	420,430	Ps.	210,000	3.40 % E.A.
Serie A5 - 5 years IPC + spread E.A.		907,235		390,000	1.16 % E.A.
Total	Ps.	1,327,665	Ps.	600,000

Banco Av Villas’s Board of Directors authorized the issuance of ordinary bonds in the local market approved in September 2020 which was on February 23, 2021 where Ps. 500,000 (serie A in IPC, Subseries, one to 3 years and another to 5 years, maximum rate IPC + 1.00% for 3-year subseries and IPC + 1.70%,  for the 5-year).

Dividends

The General Meeting of Shareholders that took place on March 26, 2021, declared a dividend of 4.50 Colombian peso per month for the preferred and common shares, payable over the twelve-month period between April, 2021 and March 2022. The total dividend to payed will be Ps. 1,203,175 according to the following:

Net income for period ended December 31, 2020 included in the unconsolidated financial statements of Grupo Aval		2,399,001
Occasional reserve release at the disposal of the General Meeting of Shareholders		9,510,716
Total Income available for disposal of the General Meeting of Shareholders		11,909,717

Cash Dividends		Ps. 54 Colombian pesos per share payable in twelve monthly installments of Ps. 4.50 Colombian pesos per share, from April 2021 to March, 2022.
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,203,175

To Occasional reserve at the disposal of General Meeting of Shareholders		10,706,542

In a meeting held on March 2, 2020, Grupo Aval’s Board of Directors approved the presentation of the consolidated financial statements under Colombian IFRS and the accompanying notes for the period ended December 31, 2020, for consideration of the General Meeting of Shareholders.